SUBSEQUENT EVENTS (Details) - Sabby Volatility Warrant Master Fund Ltd	Mar. 07, 2022 USD ($)
Minimum
Legal complaint
Estimated loss from legal complaint	$ 0
Maximum
Legal complaint
Estimated loss from legal complaint	8,100,000
Subsequent Event | Minimum
Legal complaint
Estimated loss from legal complaint	0
Subsequent Event | Maximum
Legal complaint
Estimated loss from legal complaint	$ 8,100,000